Additional Information - Condensed Financial Statements (Condensed Balance Sheets) (Details) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Dec. 31, 2012 Shanda Games [Member] USD ($)	Dec. 31, 2012 Shanda Games [Member] CNY	Dec. 31, 2011 Shanda Games [Member] USD ($)	Dec. 31, 2011 Shanda Games [Member] CNY	Dec. 31, 2010 Shanda Games [Member] CNY	Dec. 31, 2009 Shanda Games [Member] CNY
ASSETS
Cash and cash equivalents	$ 337,200	2,100,789	$ 294,614	1,835,476	1,571,771	1,799,151	$ 20,948	130,506	$ 4,675	29,127	283,205	219,751
Prepayments and other current assets	30,796	191,860		181,985			537	3,348		8,163
Other receivables due from related parties	333,928	2,080,403		931,395			166,299	1,036,060		484,687
Investment in subsidiaries							1,077,848	6,715,099		5,446,987
Total assets	1,302,477	8,114,564		7,958,587			1,265,632	7,885,013		5,968,964
LIABILITIES
Other payables and accruals	81,621	508,533		415,977			187	1,162		2,726
Other payables due to related parties	157,929	983,913		125,910			581,101	3,620,316		797,054
Dividend payable	1,844	11,489		1,823,314	0		1,844	11,489		1,823,314
Current liabilities	582,494	3,629,010		3,964,898			583,132	3,632,967		2,623,094
Total liabilities	609,176	3,795,237		4,341,588			583,132	3,632,967		2,623,094
Shareholders' Equity
Class A ordinary shares(US$0.01 par value, 16,000,000,000 shares authorized, 151,222,556 and 131,860,314 issued and outstanding as of December 31, 2011 and 2012)	1,572	9,796		11,022			1,572	9,796		11,022
Class B ordinary shares(US$0.01 par value, 4,000,000,000 shares authorized, 409,087,000 and 409,087,000 issued and outstanding as of December 31, 2011 and 2012)	4,799	29,896		29,896			4,799	29,896		29,896
Additional paid-in capital	253,283	1,577,978		1,561,343			253,283	1,577,978		1,561,343
Accumulated other comprehensive loss	(6,152)	(38,322)		(68,480)			(6,152)	(38,322)		(68,480)
Retained earnings	404,342	2,519,088		1,665,006			428,998	2,672,698		1,812,089
Total Shanda Games Limited shareholders' equity	682,500	4,252,046		3,345,870			682,500	4,252,046		3,345,870
Total liabilities and shareholder's equity	$ 1,302,477	8,114,564		7,958,587			$ 1,265,632	7,885,013		5,968,964